Condensed Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash	$ 340,331		$ 459,809
Accounts receivable, net	1,078,483		1,093,598
Prepaid expenses and other current assets	726,598		175,520
Total current assets	4,707,859		4,832,294	812,966
Non-current assets
Property and equipment, net	102,309		152,516
Intangible assets, net	13,496,756		15,182,121
Operating lease right-of-use assets	27,387		41,787
Deferred offering costs	573,124		30,528
Long-term investment				1,030,461
Total non-current assets	14,199,576		15,406,952	1,030,461
TOTAL ASSETS	18,907,435		20,239,246	1,843,427
Current liabilities
Accounts payable	856,333		1,019,941
Convertible loans	2,273,910		555,805	316,558
Operating lease liabilities, current	26,660		25,787
Accrued expenses and other current liabilities	1,242,130	$ 9,745	1,360,405
Total current liabilities	5,417,484		3,535,438	325,706
Non-current liabilities
Operating lease liabilities, non-current	2,285		15,909
Amounts due to related parties, non-current	3,323,817		3,195,044
Deferred tax liabilities	1,385,624		1,665,036
Other non-current liabilities	82,106		71,090
Total non-current liabilities	4,793,832		4,947,079
TOTAL LIABILITIES	10,211,316	9,745	8,482,517	325,706
Commitments and contingencies (Note 17)
EQUITY
Ordinary shares (No par value, 50,000 shares authorized, 2,660 and 2,660 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)		1
Subscription receivable	(1,000)	(1)	(1,000)	(1,000)
Additional paid-in capital	6,540,904		6,540,904	1,571,631
Retain earnings/(Accumulated deficit)	(806,460)	(9,745)	1,681,218	(57,806)
Accumulated other comprehensive income	49,305		95,402	4,896
Total Smart Kreate Group Limited (“SKG”)’s shareholders’ equity	5,782,749	(9,745)	8,316,524	1,517,721
Non-controlling interests	2,913,370		3,440,205
Total equity	8,696,119	(9,745)	11,756,729	1,517,721
TOTAL LIABILITIES AND EQUITY	18,907,435		20,239,246	1,843,427
Related Party [Member]
Current assets
Amounts due from related parties, net	2,562,447		3,103,367	812,966
Current liabilities
Amounts due to related parties	$ 1,018,451		573,500	9,148
Non-current liabilities
Amounts due to related parties, non-current			$ 3,195,044